Risk management and financial instruments (Restated) - Fair Value Measurements of Recurring Assets and Liabilities (Details) - Fair value, recurring basis - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - current and non-current assets	$ 110	$ 291
Total assets	114	293
Total liabilities	236	302
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - current and non-current assets	110	291
Total assets	110	291
Total liabilities	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - current and non-current assets	0	0
Total assets	4	2
Total liabilities	236	302
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - current and non-current assets	0	0
Total assets	0	0
Total liabilities	0	0
Interest Rate Swap | Short-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	41	98
Interest Rate Swap | Short-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Interest Rate Swap | Short-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	41	98
Interest Rate Swap | Short-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Interest Rate Swap | Long-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	1	2
Interest Rate Swap | Long-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Interest Rate Swap | Long-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	1	2
Interest Rate Swap | Long-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Cross currency interest rate swaps | Short-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	194	193
Cross currency interest rate swaps | Short-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Cross currency interest rate swaps | Short-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	194	193
Cross currency interest rate swaps | Short-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, payable	0	0
Other contract | Short-term payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other derivative instruments – current liabilities		9
Other contract | Short-term payable | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other derivative instruments – current liabilities		0
Other contract | Short-term payable | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other derivative instruments – current liabilities		9
Other contract | Short-term payable | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other derivative instruments – current liabilities		0
Non-current assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts – non-current assets	4	2
Non-current assets | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts – non-current assets	0	0
Non-current assets | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts – non-current assets	4	2
Non-current assets | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts – non-current assets	$ 0	$ 0